Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Opening balance	$ 17.9	$ 21.4
Additions	0.4	4.3
Depreciation	(1.9)	(7.3)
Transfers	(11.8)	0.0
Disposals	0.0	(0.5)
Total right-of-use-assets	$ 4.6	$ 17.9